Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended	66 Months Ended		1 Months Ended
	Jul. 31, 2012	Jul. 31, 2013	Mar. 28, 2012 Series A Warrant	Feb. 29, 2012 Series C Warrant
Fair Value Measurements
Expiration of Series B Warrants (in shares)				4,000,000
Base floor price (in dollars per share)			$ 0.50
Increase or decrease in estimated fair value of derivative liabilities	$ 4,192,781	$ 3,150,986